Related Parties Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 15:-	RELATED PARTIES TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect agreements with affiliated companies pursuant to which the Company has rendered services amounting to approximately $ 2,511, $ 2,535 and $ 4,300, in aggregate for the years ended December 31, 2017, 2018 and 2019, respectively and acquired services amounting to approximately $ 165, $ 309 and $ 224 for the years ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2018 and 2019, the Company had trade and other receivables balances due to its related parties in amount of approximately $ 601 and $ 648, respectively. In addition, as of December 31, 2018 and 2019, the Company had trade payables balances due from its related parties in amount of approximately $ 106 and $ 31, respectively.